Consolidated Statements of Changes in Equity - USD ($)	Amount ($0.12 par)	Subscription Receivable	Additional Paid-in Capital	Legal Reserve	Warrants Reserves	Accumulated other comprehensive income	Accumulated deficit	Non- controlling Interests	Total
Balance at Dec. 31, 2022	$ 194,313	$ (50,000)	$ 46,231,302	$ 223,500	$ 251,036	$ 1,112,494	$ (28,769,014)	$ (61,329)	$ 19,132,302
Balance (in Shares) at Dec. 31, 2022	1,618,977
Foreign currency translation difference						(130,860)			(130,860)
Stock-based compensation			271,800						271,800
Remeasurements of defined benefit plan (Note 15)						3,486			3,486
Cancellation of shares	$ (29,441)		(4,880,223)						(4,909,664)
Cancellation of shares (in Shares)	(245,339)
Issuance of ordinary shares through CMPOs	$ 593,542		20,273,844						20,867,386
Issuance of ordinary shares through CMPOs (in Shares)	4,946,184
Issuance of ordinary shares through exercise of warrants	$ 15,468		491,224						506,692
Issuance of ordinary shares through exercise of warrants (in Shares)	128,901
Issuance of ordinary shares for acquisition of assets	$ 31,500		1,816,500						1,848,000
Issuance of ordinary shares for acquisition of assets (in Shares)	262,500
Issuance of ordinary shares for a convertible note conversion	$ 20,640		1,217,760						1,238,400
Issuance of ordinary shares for a convertible note conversion (in Shares)	172,000
Issuance of ordinary shares for a borrowing conversion	$ 353,658		15,560,957						15,914,615
Issuance of ordinary shares for a borrowing conversion (in Shares)	2,947,150
Net loss							(29,571,661)	(17,721)	(29,589,382)	[1]
Balance at Dec. 31, 2023	$ 1,179,680	(50,000)	80,983,164	223,500	251,036	985,120	(58,340,675)	(79,050)	25,152,775
Balance (in Shares) at Dec. 31, 2023	9,830,373
Foreign currency translation difference						(122,561)			(122,561)
Stock-based compensation	$ 57,293		2,622,063						2,679,356
Stock-based compensation (in Shares)	477,445
Remeasurements of defined benefit plan (Note 15)						(271,578)			(271,578)
Disposal of a subsidiary	$ (131)		(2,651)					(974)	(3,756)
Disposal of a subsidiary (in Shares)	(1,091)
Issuance of ordinary shares through At the Market Offering	$ 900,266		9,499,466						10,399,732
Issuance of ordinary shares through At the Market Offering (in Shares)	7,502,220
Net loss							(5,864,165)	19,465	(5,844,700)	[1]
Balance at Dec. 31, 2024	$ 2,137,108	(50,000)	93,102,042	223,500	251,036	590,981	(64,204,840)	(60,559)	$ 31,989,268
Balance (in Shares) at Dec. 31, 2024	17,808,947								17,808,947
Foreign currency translation difference						1,074,650			$ 1,074,650
Stock-based compensation	$ 174,931		1,175,869						1,350,800
Stock-based compensation (in Shares)	1,457,756
Remeasurements of defined benefit plan (Note 15)						(268,626)			(268,626)
Issuance of ordinary shares through At the Market Offering	$ 610,421		5,993,673						6,604,094
Issuance of ordinary shares through At the Market Offering (in Shares)	5,086,836
Net loss							(6,657,185)	14,134	(6,643,051)
Balance at Dec. 31, 2025	$ 2,922,460	$ (50,000)	$ 100,271,584	$ 223,500	$ 251,036	$ 1,397,005	$ (70,862,025)	$ (46,425)	$ 34,107,135
Balance (in Shares) at Dec. 31, 2025	24,353,539								17,808,947

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia and Handshake (Note 25) for the fiscal years ended December 31, 2024 and 2023.